Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Healthcare services revenues	$ 2,030	$ 754
Operating expenses
Cost of healthcare services	1,301	650
General and administrative	6,302	5,426
Depreciation and amortization	113	23
Total operating expenses	7,716	6,099
Loss from operations	(5,686)	(5,345)
Interest and other income	1,194	107
Interest expense	(2,778)	(3,069)
Change in fair value of warrant liability	(19,854)	5,392
Loss from continuing operations before provision for income taxes	(27,124)	(2,915)
Provision for income taxes	9	9
Loss from continuing operations	(27,133)	(2,924)
Loss from discontinued operations, net of income taxes	(213)	(1,755)
Loss	$ (27,346)	$ (4,679)
Basic and diluted net loss from continuing operations per share: (in Dollars per share)	$ (1.21)	$ (0.20)
Basic weighted number of shares outstanding (in Shares)	22,353	14,604
Basic and diluted net loss from discontinued operations per share: (in Dollars per share)	$ (0.01)	$ (0.12)
Basic weighted number of shares outstanding (in Shares)	22,353	14,604